Provisions for legal proceedings - Summary of Judicial Deposits with Legal Proceedings (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current judicial deposits (assets) [abstract]
Tax	$ 3,302	$ 1,803
Civil	891	1,101
Labor	1,209	1,006
Environmental	176	84
Others	4	5
Total	$ 5,582	$ 3,999	$ 2,499